Income tax expense (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expense And Effective Tax Rates

The following table summarizes the Company’s income tax expense and effective tax rates for the six months ended June 30, 2025 and 2024:

	2025	2024
Loss before income taxes	$(1,338,419)	$(6,487,993)
Income tax expense	1,329,004	1,761,309
Effective tax rate	(99.3%)	(27.1%)

Schedule of Loss Before Provision From Income Taxes

	December 31, 2024	December 31, 2023

Expected income tax recovery (Domestic)	$(5,026,158)	$(6,070,909)
Expected income tax recovery (Foreign)	(11,888)	(245,082)
State taxes (net of federal tax benefits)	(92,997)	(35,360)
Change in valuation allowance (Domestic)	1,088,687	(157,141)
Change in valuation allowance (Foreign)	11,888	245,085
Interest and penalties	829,000	1,179,000
Impairment of goodwill	329,172	194,670
Share-based compensation	579,384	291,506
Change in fair value	1,254,877	(278,163)
Permanent non-deductible IRS Section 280E	4,053,976	8,504,397
Other	419,697	176,939
Current income tax expense	$3,435,638	$3,804,942

Schedule of Provision For Income Taxes

The provision for income taxes for the years ended:

	December 31, 2024	December 31, 2023

Current income tax expense	$3,435,638	$3,804,942
Deferred income tax recovery	(128,395)	(8,764,120)
Income tax provision	$3,307,243	$(4,959,178)

Schedule of deferred tax assets and liabilities

The unrecognized temporary differences of the Company that give rise to significant portions of the Company’s deferred tax assets and liabilities are set forth below:

	December 31, 2024	December 31, 2023
Deferred tax assets:
Non-capital loss carry forwards	$9,505,595	$8,451,121
Accrued expenses	65,529	59,018
Reserves	101,176	87,251
Other	98,413	100,105
Valuation allowance	(9,770,713)	(8,697,495)
Total deferred tax assets	-	-
Deferred tax liabilities:
Fixed assets and intangibles	(883,181)	(1,011,576)
Net deferred tax liability	$(883,181)	$(1,011,576)